Schedule of Share-based Compensation, Stock Options, Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Number of Options, Outstanding, Beginning of the Period	1,900,000	1,900,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.20	$ 0.20
Weighted Average Remaining Contractual Term, Beginning of the Period		3 years 2 months 12 days	4 years 2 months 12 days
Number of Options, Granted in Period	4,630,000	0
Weighted Average Exercise Price, Grants in Period	$ 0.07	$ 0.00
Weighted Average Remaining Contractual Term (years)	3 years 1 month 24 days	0 years
Number of Options, Expired		0
Weighted Average Exercise Price, Options Expired		$ 0.00
Number of Options, End of the Period	6,530,000	1,900,000	1,900,000
Weighted Average Exercise Price, End of the Period	$ 0.13	$ 0.20	$ 0.20
Weighted Average Remaining Contractual Term, End of Period		3 years 2 months 12 days	4 years 2 months 12 days
Number of Options, Exercisable End of the Period	3,443,333
Weighted Average Exercise Price, Exercisable, End of the Period	$ 0.13
Weighted Average Remaining Contractual Term, Exercisable, End of the Period	3 years 9 months 18 days			3 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable, End of the Period	$ 0.00